Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Statement of Cash Flows [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.003125	$ 0.003125
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	21,750,000	16,000,000
Ordinary shares, shares outstanding	21,750,000	16,000,000